Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings per common share attributable to Mylan Inc. are calculated as follows:

	Year Ended December 31,
(In thousands, except per share amounts)	2012	2011	2010
Basic earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. before preferred dividends	$640,850	$536,810	$345,115
Less: Preferred dividends	—	—	121,535
Net earnings attributable to Mylan Inc. common shareholders	$640,850	$536,810	$223,580
Shares (denominator):
Weighted average common shares outstanding	415,210	430,839	324,453
Basic earnings per common share attributable to Mylan Inc. common shareholders	$1.54	$1.25	$0.69
Diluted earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. common shareholders	$640,850	$536,810	$223,580
Shares (denominator):
Weighted average shares outstanding	415,210	430,839	324,453
Stock-based awards and warrants	5,026	7,946	4,526
Total dilutive shares outstanding	420,236	438,785	328,979
Diluted earnings per common share attributable to Mylan Inc.	$1.52	$1.22	$0.68